Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (2,051,085)	$ (2,681,433)	$ (15,038,536)	$ (120,254)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	223,455	32,094	168,850	155,721
Issuance of common stock for services			25,000
Depreciation expense	7,221	6,262	27,923	25,049
Disposal of lab supplies	6,721
Change in fair value of warrant liability	(1,417)	(68,427)	(81,441)	(8,328,937)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(156,571)	12,815	17,992	(11,559)
Deferred offering costs		71,133	71,133	82,071
Accounts payable	(158,563)	321,767	(576,277)	749,660
Accrued expenses	(664,168)	(532,180)	(2,935,920)	161,963
Net cash used in operating activities	(2,794,407)	(2,837,969)	(18,321,276)	(7,286,286)
Cash flows from investing activities:
Purchase of property and equipment		(19,172)	(19,171)
Net cash used in investing activities		(19,172)	(19,171)
Cash flows from financing activities:
Net cash provided by financing activities		5,417,180	12,847,764	14,025,008
Redemption of Series A Preferred Stock				(5,000)
Net (decrease) increase in cash and cash equivalents	(2,794,407)	2,560,039	(5,492,683)	6,738,722
Cash and cash equivalents at beginning of period	6,499,018	11,991,701	11,991,701	5,252,979
Cash and cash equivalents at end of period	3,704,611	14,551,740	6,499,018	11,991,701
Supplemental disclosure of non-cash investing and financing activities:
Equity issuance costs in connection with the Class D Warrant Inducement included in accounts payable			25,968
Alternative cashless exercise of Class C Common Stock Warrants			57,589	5,526,287
Deferred offering costs included in accounts payable and accrued expenses				66,033
Class D Common Stock Warrants
Cash flows from financing activities:
Proceeds from Warrant exercise			241,390
Supplemental disclosure of non-cash investing and financing activities:
Incremental fair value of the Common Stock Warrants in connection with the Warrant Inducement			939,679
Warrant Inducement
Cash flows from financing activities:
Proceeds from Warrant exercise			3,501,276
Proceeds from Class D Pre-Funded Warrants exercise
Cash flows from financing activities:
Proceeds from Warrant exercise		127	127
Class E Common Stock Warrants
Cash flows from financing activities:
Proceeds from Warrant exercise			3,687,918
Supplemental disclosure of non-cash investing and financing activities:
Incremental fair value of the Common Stock Warrants in connection with the Warrant Inducement			4,887,683
Class C Pre-Funded Warrants
Cash flows from financing activities:
Proceeds from Warrant exercise				34
Class G Common Stock Warrants
Supplemental disclosure of non-cash investing and financing activities:
Fair Value of Common Stock Warrants			2,066,429
Class F Common Stock Warrants
Supplemental disclosure of non-cash investing and financing activities:
Fair Value of Common Stock Warrants			4,104,680
Alternative cashless exercise of Class F Common Stock Warrants	3,094,680
Class C Common Stock Warrant
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability	1,417	68,427	100,000
Supplemental disclosure of non-cash investing and financing activities:
Alternative cashless exercise of Class C Common Stock Warrants		57,589
February 2024 Public Offering
Cash flows from financing activities:
Proceeds from the February Public Offering, net		5,417,053	5,417,053
February 2024 Public Offering | Class D Common Stock Warrants
Supplemental disclosure of non-cash investing and financing activities:
Fair Value of Common Stock Warrants in connection with Public Offering			6,269,684
Issuance of Class D Common Stock Warrants in connection with the February 2024 Public Offering		$ 6,269,684
February 2023 Public Offering
Cash flows from financing activities:
Proceeds from the February Public Offering, net				14,029,974
February 2023 Public Offering | Class C Common Stock Warrant
Supplemental disclosure of non-cash investing and financing activities:
Fair Value of Common Stock Warrants in connection with Public Offering				$ 13,996,500